Acquisitions (Details Narrative) $ / shares in Units, $ in Thousands					12 Months Ended
	May 21, 2024 USD ($) shares	Apr. 30, 2024 shares	Dec. 21, 2023 USD ($)	Dec. 18, 2023 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2025 USD ($)
Business Combination [Line Items]
Estimated fair value	$ 7,682
Cash				$ 2,200
Consideration paid				$ 155
Cash portion					$ 3,273	$ 266	$ 268
Repurchase shares of common stock | shares				96,491
Permanent equity, carrying value			$ 8,856
Payable of fair value					1,800	200
Earn out payments	8,000
Comprehensive loss					586	201
Measurement Input, Price Volatility [Member]
Business Combination [Line Items]
Business consideration measurement input				55.0
Measurement Input, Risk Free Interest Rate [Member]
Business Combination [Line Items]
Business consideration measurement input				4.5
Measurement Input, Expected Term [Member]
Business Combination [Line Items]
Business consideration contractual term				2 years
Legacy Mobix's [Member]
Business Combination [Line Items]
Price per share | $ / shares				$ 68.40
Common stock value				$ 8,856
Business Combination, Series of Individually Immaterial Business Combinations [Member]
Business Combination [Line Items]
Estimated fair value				8,856
Acquisition payable					1,522
EMI Solutions Inc [Member]
Business Combination [Line Items]
Cash portion					523
Selling, general and administrative expense					3,937	2,774
Comprehensive loss					312	887
Aggregate consideration				$ 10,897
RaGE Systems Inc [Member]
Business Combination [Line Items]
Aggregate consideration	9,518
Rage Systems [Member]
Business Combination [Line Items]
Selling, general and administrative expense					5,836	2,739
Selling, general and administrative expense					767	2,985
Common Stock [Member]
Business Combination [Line Items]
Consideration acquisition shares | shares				96,491
Cash	$ 2,000
Common Class A [Member]
Business Combination [Line Items]
Common stock value
Shares issued | shares	321,404
Issuance of common stock, shares | shares		950,000			64,280	37,000